Cover	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-15911
Entity Registrant Name	Celsion Corporation
Entity Central Index Key	0000749647
Entity Tax Identification Number	52-1256615
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	997
Entity Address, Address Line Two	Lenox Drive
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code	(609)
Local Phone Number	896-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CLSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false